Note 18 - Investments in Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Condensed Financial Statements [Table Text Block]
	December 31, 2018		December 31, 2019
	City of Athens	Eco Nine	City of Athens	Eco Nine
Current assets	898	684	2,097	1,888
Non-current assets	30,853	30,975	29,730	29,852
Current liabilities	1,530	1,762	1,780	2,013
Long-term liabilities	15,627	15,900	14,996	15,414
Net operating revenues	4,182	3,229	5,320	5,332
Net profit	396	185	849	706
Net profit attributable to the Company	198	93	425	353